CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited)	August 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.8%
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 1.9%
Verizon Communications Inc.	3,114	$184,567

Entertainment - 1.6%
Walt Disney Co.	1,218	160,617

Media - 3.0%
Comcast Corp., Class A Shares	6,763	303,050

TOTAL COMMUNICATION SERVICES		648,234

CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	1,824	154,073

Specialty Retail - 2.4%
Home Depot Inc.	840	239,434

TOTAL CONSUMER DISCRETIONARY		393,507

CONSUMER STAPLES - 12.6%
Beverages - 2.3%
Coca-Cola Co.	3,612	178,903
PepsiCo Inc.	372	52,102

Total Beverages		231,005

Food Products - 4.7%
Mondelez International Inc., Class A Shares	3,792	221,529
Nestle SA, ADR	2,053	247,191

Total Food Products		468,720

Household Products - 4.2%
Colgate-Palmolive Co.	1,776	140,766
Procter & Gamble Co.	1,986	274,723

Total Household Products		415,489

Personal Products - 1.4%
Unilever PLC, ADR	2,423	144,362

TOTAL CONSUMER STAPLES		1,259,576

ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Kinder Morgan Inc.	8,959	123,813
Williams Cos. Inc.	10,447	216,880

TOTAL ENERGY		340,693

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2020 Quarterly Report	1

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 9.4%
Banks - 3.7%
Bank of America Corp.	7,249	$186,589
PNC Financial Services Group Inc.	869	96,633
US Bancorp	2,401	87,397

Total Banks		370,619

Capital Markets - 2.3%
BlackRock Inc.	385	228,763

Insurance - 3.4%
American International Group Inc.	3,799	110,703
MetLife Inc.	3,073	118,188
Travelers Cos. Inc.	912	105,828

Total Insurance		334,719

TOTAL FINANCIALS		934,101

HEALTH CARE - 9.9%
Health Care Equipment & Supplies - 1.5%
Becton Dickinson and Co.	612	148,575

Health Care Providers & Services - 1.9%
UnitedHealth Group Inc.	609	190,343

Pharmaceuticals - 6.5%
Johnson & Johnson	1,380	211,706
Merck & Co. Inc.	2,964	252,740
Pfizer Inc.	4,733	178,860

Total Pharmaceuticals		643,306

TOTAL HEALTH CARE		982,224

INDUSTRIALS - 9.4%
Air Freight & Logistics - 2.9%
United Parcel Service Inc., Class B Shares	1,787	292,389

Commercial Services & Supplies - 1.9%
Waste Management Inc.	1,662	189,468

Electrical Equipment - 1.1%
Emerson Electric Co.	1,542	107,123

Industrial Conglomerates - 1.8%
Honeywell International Inc.	1,062	175,814

Road & Rail - 1.7%
Union Pacific Corp.	911	175,313

TOTAL INDUSTRIALS		940,107

INFORMATION TECHNOLOGY - 20.1%
IT Services - 5.6%
Mastercard Inc., Class A Shares	727	260,404
Visa Inc., Class A Shares	1,415	299,966

Total IT Services		560,370

See Notes to Schedule of Investments.

2	ClearBridge Dividend Strategy ESG ETF 2020 Quarterly Report

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Inc.	348	$120,809
Intel Corp.	899	45,804
Texas Instruments Inc.	1,194	169,727

Total Semiconductors & Semiconductor Equipment		336,340

Software - 5.8%
Microsoft Corp.	2,574	580,514

Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	4,076	525,967

TOTAL INFORMATION TECHNOLOGY		2,003,191

MATERIALS - 10.5%
Chemicals - 7.1%
Ecolab Inc.	1,181	232,752
Linde PLC	918	229,261
PPG Industries Inc.	2,027	244,051

Total Chemicals		706,064

Construction Materials - 1.4%
Vulcan Materials Co.	1,164	139,680

Containers & Packaging - 1.3%
International Paper Co.	3,552	128,831

Metals & Mining - 0.7%
Nucor Corp.	1,661	75,509

TOTAL MATERIALS		1,050,084

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	889	221,494
Boston Properties Inc.	840	72,971

TOTAL REAL ESTATE		294,465

UTILITIES - 5.1%
Electric Utilities - 3.8%
Edison International	2,688	141,066
NextEra Energy Inc.	858	239,528

Total Electric Utilities		380,594

Multi-Utilities - 1.3%
Sempra Energy	996	123,155

TOTAL UTILITIES		503,749

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,808,126)		9,349,931

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy ESG ETF 2020 Quarterly Report	3

CLEARBRIDGE DIVIDEND STRATEGY ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 6.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $610,089)	0.006%	610,089	$610,089

TOTAL INVESTMENTS - 99.9% (Cost - $8,418,215)			9,960,020
Other Assets in Excess of Liabilities - 0.1%			11,831

TOTAL NET ASSETS - 100.0%			$9,971,851

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Dividend Strategy ESG ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of

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Notes to Schedule of Investments (unaudited) (continued)

4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

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Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$9,349,931	—	—	$9,349,931
Short-Term Investments†	610,089	—	—	610,089

Total Investments	$9,960,020	—	—	$9,960,020

†	See Schedule of Investments for additional detailed categorizations.

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